Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Financial liabilities:
Carrying amounts of investments in equity method investees	¥ 4,564,269	¥ 4,115,988
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,591,000	4,417,000
Interest-earning deposits in other banks	104,707,000	105,702,000
Call loans and funds sold	1,676,000	1,738,000
Receivables under resale agreements	18,782,000	18,824,000
Receivables under securities borrowing transactions	5,701,000	5,001,000
Investment securities	23,272,000	24,844,000
Loans, net of allowance for credit losses	130,187,000	126,555,000
Other financial assets	9,783,000	11,761,000
Financial liabilities:
Non-interest-bearing	36,820,000	38,805,000
Interest-bearing	212,633,000	208,360,000
Total deposits	249,453,000	247,165,000
Call money and funds purchased	5,017,000	5,094,000
Payables under repurchase agreements	43,664,000	35,690,000
Payables under securities lending transactions	718,000	1,017,000
Due to trust account and other short-term borrowings	28,229,000	15,747,000
Long-term debt	20,928,000	39,833,000
Other financial liabilities	9,038,000	9,081,000
Carrying amounts of investments in equity method investees	4,116,000	4,564,000
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,591,000	4,417,000
Interest-earning deposits in other banks	104,707,000	105,702,000
Call loans and funds sold	1,676,000	1,738,000
Receivables under resale agreements	18,782,000	18,824,000
Receivables under securities borrowing transactions	5,701,000	5,001,000
Investment securities	22,647,000	24,558,000
Loans, net of allowance for credit losses	129,772,000	126,707,000
Other financial assets	9,783,000	11,761,000
Financial liabilities:
Non-interest-bearing	36,820,000	38,805,000
Interest-bearing	212,643,000	208,512,000
Total deposits	249,463,000	247,317,000
Call money and funds purchased	5,017,000	5,094,000
Payables under repurchase agreements	43,664,000	35,690,000
Payables under securities lending transactions	718,000	1,017,000
Due to trust account and other short-term borrowings	28,229,000	15,747,000
Long-term debt	20,199,000	39,103,000
Other financial liabilities	9,038,000	9,081,000
Estimated fair value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,591,000	4,417,000
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	12,932,000	14,522,000
Loans, net of allowance for credit losses	2,000	2,000
Other financial assets	0	0
Financial liabilities:
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Estimated fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	104,707,000	105,702,000
Call loans and funds sold	1,676,000	1,738,000
Receivables under resale agreements	18,782,000	18,824,000
Receivables under securities borrowing transactions	5,701,000	5,001,000
Investment securities	8,244,000	7,457,000
Loans, net of allowance for credit losses	70,000	295,000
Other financial assets	9,783,000	11,761,000
Financial liabilities:
Non-interest-bearing	36,820,000	38,805,000
Interest-bearing	212,643,000	208,512,000
Total deposits	249,463,000	247,317,000
Call money and funds purchased	5,017,000	5,094,000
Payables under repurchase agreements	43,664,000	35,690,000
Payables under securities lending transactions	718,000	1,017,000
Due to trust account and other short-term borrowings	28,229,000	15,747,000
Long-term debt	20,199,000	39,103,000
Other financial liabilities	9,038,000	9,081,000
Estimated fair value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	1,471,000	2,579,000
Loans, net of allowance for credit losses	129,700,000	126,410,000
Other financial assets	0	0
Financial liabilities:
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	¥ 0	¥ 0